Income Tax Benefit/(Expense) - Summary of Deferred Tax Assets Not Brought to Account (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Unused tax losses
Potential tax benefit at local tax rates ,Unused tax losses	$ 41,501	$ 34,896	$ 27,060
Other temporary differences
Potential tax benefit at local tax rates ,Other temporary differences	3,704	3,908	3,432
Other tax credits
Potential tax benefit at local tax rates ,Other tax credit	3,220
Deferred tax assets not brought to account	$ 48,425	$ 38,804	$ 30,492